54043  7/99
Prospectus Supplement
dated July 19, 1999 to:
----------------------------------------------------------------------
Putnam International New Opportunities Fund (the "fund")
Prospectuses dated January 30, 1999

In the section entitled "Who manages the fund?" the second paragraph is replaced with the following:

The following officers of Putnam Investment Management, Inc. ("Putnam Management") have had primary responsibility for the dayto-day management of the fund's portfolio since the years shown below. Their experience as portfolio managers or investment analysts over at least the last five years is also shown:

Manager               Since        Experience
--------------------- -------      -------------------------
Robert Swift          1996         Employed by Putnam Management since
Managing Director                  1995.  Prior to
                                   August, 1995, Mr. Swift
                                   was employed at IAI
                                   International/Hill Samuel
                                   Investment Advisors.

Stephen Dexter        1999         Employed by Putnam Management since
Senior Vice President              1999. Prior to June,
                                   1999, Mr. Dexter was
                                   employed at Scudder
                                   Kemper Inc.

J. Peter Grant        1999         Employed  by Putnam Management since
Senior Vice President              1973.

Stephen Oler          1997         Employed  by Putnam Management since
Senior Vice President              1997.  Prior to
                                   June, 1997, Mr. Oler was
                                   employed at Templeton
                                   Investments and prior to
                                   March, 1996, he
                                   was employed at
                                   Baring Asset
                                   Management Co.

Jack P. Chang         1997         Employed by Putnam Management since
Vice President                     1997. Prior to July, 1997, Mr. Chang
                                   was employed at Columbia Management.